Commitments and contingencies	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
5.	Commitments and contingencies
  As at March 31, 2017, the Company had the following commitments:
	2017	2018	2019-2021
Office space	317,592	270,820	812,460
	317,592	270,820	812,460